JPMorgan Insurance Trust Mid Cap Value Portfolio
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Insurance Trust Mid Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.8%
Airlines — 0.4%
Southwest Airlines Co. *	58	1,786
Banks — 10.0%
Citizens Financial Group, Inc.	140	4,792
Fifth Third Bancorp	181	5,798
First Citizens BancShares, Inc., Class A	4	3,445
Huntington Bancshares, Inc.	558	7,355
M&T Bank Corp.	55	9,683
Regions Financial Corp.	306	6,143
Zions Bancorp NA	66	3,331
		40,547
Beverages — 1.6%
Constellation Brands, Inc., Class A	15	3,445
Keurig Dr Pepper, Inc.	86	3,066
		6,511
Building Products — 2.4%
Carlisle Cos., Inc.	20	5,684
Fortune Brands Home & Security, Inc.	77	4,119
		9,803
Capital Markets — 5.9%
Ameriprise Financial, Inc.	27	6,785
Northern Trust Corp.	49	4,246
Raymond James Financial, Inc.	57	5,604
State Street Corp.	63	3,811
T. Rowe Price Group, Inc.	33	3,466
		23,912
Chemicals — 1.5%
Celanese Corp.	17	1,597
RPM International, Inc.	54	4,481
		6,078
Communications Equipment — 1.6%
Motorola Solutions, Inc.	30	6,690
Construction Materials — 1.1%
Martin Marietta Materials, Inc.	14	4,641
Consumer Finance — 0.9%
Discover Financial Services	38	3,471
Containers & Packaging — 2.3%
Ball Corp.	30	1,431
Packaging Corp. of America	32	3,660
Silgan Holdings, Inc.	103	4,341
		9,432

JPMorgan Insurance Trust Mid Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Distributors — 2.2%
Genuine Parts Co.	25	3,656
LKQ Corp.	114	5,382
		9,038
Diversified Financial Services — 0.7%
Voya Financial, Inc.	45	2,738
Electric Utilities — 4.1%
Edison International	50	2,827
Entergy Corp.	61	6,080
Xcel Energy, Inc.	122	7,825
		16,732
Electrical Equipment — 4.0%
Acuity Brands, Inc.	31	4,919
AMETEK, Inc.	39	4,363
Hubbell, Inc.	30	6,768
		16,050
Electronic Equipment, Instruments & Components — 3.7%
Amphenol Corp., Class A	61	4,100
CDW Corp.	34	5,316
Jabil, Inc.	58	3,375
Teledyne Technologies, Inc. *	7	2,194
		14,985
Entertainment — 0.8%
Take-Two Interactive Software, Inc. *	31	3,357
Equity Real Estate Investment Trusts (REITs) — 10.1%
American Homes 4 Rent, Class A	110	3,602
AvalonBay Communities, Inc.	19	3,544
Boston Properties, Inc.	36	2,718
Brixmor Property Group, Inc.	122	2,256
Essex Property Trust, Inc.	9	2,069
Federal Realty OP LP	19	1,759
Host Hotels & Resorts, Inc.	98	1,560
JBG SMITH Properties	68	1,263
Kimco Realty Corp.	149	2,745
Mid-America Apartment Communities, Inc.	13	1,969
Rayonier, Inc.	124	3,722
Regency Centers Corp.	33	1,802
Rexford Industrial Realty, Inc.	34	1,793
Sun Communities, Inc.	14	1,843
Ventas, Inc.	39	1,555
Weyerhaeuser Co.	133	3,796
WP Carey, Inc.	42	2,905
		40,901

JPMorgan Insurance Trust Mid Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Food & Staples Retailing — 1.5%
Kroger Co. (The)	77	3,361
US Foods Holding Corp. *	102	2,709
		6,070
Food Products — 0.8%
Post Holdings, Inc. *	42	3,410
Gas Utilities — 0.9%
National Fuel Gas Co.	56	3,437
Health Care Equipment & Supplies — 1.5%
Globus Medical, Inc., Class A *	26	1,547
Zimmer Biomet Holdings, Inc.	44	4,579
		6,126
Health Care Providers & Services — 5.1%
AmerisourceBergen Corp.	47	6,351
Henry Schein, Inc. *	76	5,000
Laboratory Corp. of America Holdings	35	7,137
Universal Health Services, Inc., Class B	26	2,321
		20,809
Hotels, Restaurants & Leisure — 1.2%
Darden Restaurants, Inc.	22	2,802
Expedia Group, Inc. *	24	2,233
		5,035
Household Durables — 1.5%
Mohawk Industries, Inc. *	28	2,562
Newell Brands, Inc.	257	3,571
		6,133
Household Products — 0.4%
Energizer Holdings, Inc.	68	1,708
Insurance — 6.5%
Alleghany Corp. *	3	2,819
Arch Capital Group Ltd. *	80	3,638
Hartford Financial Services Group, Inc. (The)	76	4,703
Lincoln National Corp.	54	2,357
Loews Corp.	123	6,154
RenaissanceRe Holdings Ltd. (Bermuda)	18	2,561
WR Berkley Corp.	65	4,191
		26,423
Interactive Media & Services — 0.9%
IAC, Inc. *	66	3,654
IT Services — 1.7%
FleetCor Technologies, Inc. *	21	3,740
GoDaddy, Inc., Class A *	44	3,087
		6,827

JPMorgan Insurance Trust Mid Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — 6.4%
IDEX Corp.	20	4,005
ITT, Inc.	65	4,255
Lincoln Electric Holdings, Inc.	41	5,124
Middleby Corp. (The) *	39	5,053
Snap-on, Inc.	25	4,937
Timken Co. (The)	46	2,722
		26,096
Media — 1.8%
Liberty Broadband Corp., Class C *	43	3,176
Liberty Media Corp.-Liberty SiriusXM, Class C *	113	4,244
		7,420
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	52	1,422
Multiline Retail — 0.3%
Kohl's Corp.	44	1,114
Multi-Utilities — 3.8%
CMS Energy Corp.	116	6,772
Sempra Energy	11	1,601
WEC Energy Group, Inc.	77	6,917
		15,290
Oil, Gas & Consumable Fuels — 2.5%
Coterra Energy, Inc.	135	3,521
Diamondback Energy, Inc.	27	3,307
Williams Cos., Inc. (The)	122	3,493
		10,321
Personal Products — 0.3%
BellRing Brands, Inc. *	53	1,085
Pharmaceuticals — 0.8%
Jazz Pharmaceuticals plc *	25	3,343
Real Estate Management & Development — 0.8%
CBRE Group, Inc., Class A *	50	3,351
Software — 0.8%
NortonLifeLock, Inc.	168	3,380
Specialty Retail — 2.5%
AutoZone, Inc. *	3	5,479
Bath & Body Works, Inc.	64	2,089
Best Buy Co., Inc.	31	1,998
Gap, Inc. (The)	92	755
		10,321
Textiles, Apparel & Luxury Goods — 2.4%
Carter's, Inc.	48	3,164

JPMorgan Insurance Trust Mid Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — continued
Ralph Lauren Corp.	39	3,321
Tapestry, Inc.	111	3,138
		9,623
Thrifts & Mortgage Finance — 0.7%
MGIC Investment Corp.	217	2,785
Total Common Stocks (Cost $298,994)		401,855
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.70% (a) (b) (Cost $4,800)	4,800	4,800
Total Investments — 100.0% (Cost $303,794)		406,655
Other Assets Less Liabilities — 0.0% ^		103
NET ASSETS — 100.0%		406,758

Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.

JPMorgan Insurance Trust Mid Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Portfolio's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$406,655	$—	$—	$406,655

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below

JPMorgan Insurance Trust Mid Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.70% (a) (b)	$8,010	$110,644	$113,854	$—	$—	$4,800	4,800	$79	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.